Subsequent Events (Details)			1 Months Ended	12 Months Ended
	Feb. 06, 2016 USD ($) investor $ / shares shares	Feb. 05, 2016 shares	Aug. 17, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2016 $ / shares	May 26, 2016 $ / shares	Mar. 17, 2016 $ / shares	Dec. 02, 2015 $ / shares	Dec. 31, 2014 $ / shares
Subsequent Events (Textual)
Warrant exercisable price per share | $ / shares						$ 0.40	$ 0.40	$ 0.35
Issuance of stock, shares	2,626,308	28,500,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.001	$ 0.001				$ 0.0001
Spin-Off Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		781,818
Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		21,818
Stock Purchase Agreements [Member]
Subsequent Events (Textual)
Issuance of stock, shares	2,626,308
Stock purchase price | $	$ 2,626
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Number of investor | investor	3
Series A Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of stock, shares		33,414.89		24,400
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		6,000
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of stock, shares				7,000
Series B Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		10,000
Series D Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		98,933
Jerrick Ventures INC
Subsequent Events (Textual)
Warrants to purchase shares of common stock		12,391,667
Jerrick Ventures INC | Series B Preferred Stock [Member]
Subsequent Events (Textual)
Issuance of stock, shares		8,063.33
Kent Campbell [Member] | Spin-Off Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		781,818
Kent Campbell [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		363,636
Kent Campbell [Member] | Series A Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		6,000
Kent Campbell [Member] | Series B Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		10,000
Kent Campbell [Member] | Series D Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		1,648,881
Denis Espinoza [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		58,951
Denis Espinoza [Member] | Series A Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		4,000
Denis Espinoza [Member] | Series D Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		265,676
Sarah Campbell [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		21,818
Sarah Campbell [Member] | Series D Preferred Stock [Member] | Exchange Agreement [Member]
Subsequent Events (Textual)
Cancelled of common stock		98,933
Common Stock [Member]
Subsequent Events (Textual)
Issuance of stock, shares		28,500,000
Subsequent Event [Member]
Subsequent Events (Textual)
Sale of shares of common stock			666,666
Warrants to purchase shares of common stock			333,333
Warrants to purchase price of common stock | $			$ 250,000
Warrant exercisable term			5 years
Warrant exercisable price per share | $ / shares			$ 0.40